UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6310
Legg Mason Partners Variable Portfolios II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2006	Legg Mason Partners
  Variable Portfolios II
Legg Mason Partners
  Variable Appreciation
    Portfolio

Legg Mason Partners
  Variable Fundamental Value
    Portfolio

Legg Mason Partners
  Variable Capital and Income
Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Variable Portfolios II

   Semi-Annual Report • June 30, 2006
What’s
Inside

Letter from the Chairman	I

Fund at a Glance:

Legg Mason Partners Variable Appreciation Portfolio	1

Legg Mason Partners Variable Fundamental Value Portfolio	2

Legg Mason Partners Variable Capital and Income Portfolio	3

Fund Expenses	4

Schedules of Investments	6

Statements of Assets and Liabilities	35

Statements of Operations	36

Statements of Changes in Net Assets	37

Financial Highlights	40

Notes to Financial Statements	43

Board Approval of Management and Subadvisory Agreements	54

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)[i] rose 1.7% in the fourth quarter of 2005 — the first quarter in which GDP growth did not surpass 3.0% in nearly three years — the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firming . . . will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”
For the six-month period ended June 30, 2006, the U.S. stock market produced positive returns, with the S&P 500 Indexiv returning 2.71%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.
Looking at the market more closely, small-cap stocks outperformed their mid-and large-cap counterparts, with the
Legg Mason Partners Variable Portfolios II      I

Russell 2000[v], Russell Midcapvi and Russell 1000vii Indexes returning 8.21%, 4.84% and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.90% and -0.32%, respectively, over the reporting period.
Both short- and long-term yields rose over the reporting period, causing the overall bond market to decline. During the six months ended June 30, 2006, two-year Treasury yields increased from 4.41% to 5.16%. Over the same period, 10-year Treasury yields moved from 4.39% to 5.15%. Short-term rates rose in concert with the Fed’s repeated rate hikes, while long-term rates rose on fears of mounting inflationary pressures. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Index[x], returned -0.72%.

Performance Snapshot as of June 30, 2006 (unaudited)

6 Months

Variable Appreciation Portfolio[1]	3.57%

S&P 500 Index	2.71%

Lipper Variable Large-Cap Core Funds Category Average	1.25%

Variable Fundamental Value Portfolio[1]	4.22%

S&P 500 Index	2.71%

Lipper Variable Multi-Cap Core Funds Category Average	3.18%

Variable Capital and Income Portfolio[1]	2.35%

S&P 500 Index	2.71%

Lipper Variable Multi-Cap Core Funds Category Average	3.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006 and include the reinvestment of all distributions, including returns of capital, if any. Returns were calculated among the 222 funds in the variable large-cap core funds category and 189 funds in the variable multi-cap core funds category.

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
II     Legg Mason Partners Variable Portfolios II

Legg Mason Partners Variable Appreciation Portfolio[2]

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
The Fund was formerly known as Greenwich Street Series Fund — Appreciation Portfolio.
Performance Update

For the six months ended June 30, 2006, the Fund returned 3.57%. The Fund outperformed its unmanaged benchmark, the S&P 500 Index, which returned 2.71% for the same period. It also outperformed the Lipper Variable Large-Cap Core Funds Category Average[3], which increased 1.25% over the same time frame.

[2]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 222 funds in the Fund’s Lipper category.
Legg Mason Partners Variable Portfolios II      III

Legg Mason Partners Variable Fundamental Value Portfolio[4]

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio manager who is responsible for the day-to-day management of the Fund remains the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
The Fund was formerly known as Greenwich Street Series Fund — Fundamental Value Portfolio.
Performance Update

For the six months ended June 30, 2006, the Fund returned 4.22%. The Fund outperformed its unmanaged benchmark, the S&P 500 Index, which returned 2.71% for the same period. It also outperformed the Lipper Variable Multi-Cap Core Funds Category Average[5], which increased 3.18% over the same time frame.

[4]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 189 funds in the Fund’s Lipper category.
IV     Legg Mason Partners Variable Portfolios II

Legg Mason Partners Variable Capital and Income Portfolio[6]

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) and Western Asset Management Company (“Western Asset”) as the Fund’s subadvisers effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA, CAM N.A. and Western Asset are wholly-owned subsidiaries of Legg Mason.
Effective July 17, 2006, Robert Gendelman, a portfolio manager of CAM N.A., assumed management of the equity portion of the Portfolio’s assets and also serves as coordinating portfolio manager.
The Fund’s Board has also approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities assumed, by the Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Fund shareholders. Proxy materials describing the reorganization, and other initiatives requiring shareholder approval, are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, Fund actions are generally expected to be implemented during 2007.

[6]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
Legg Mason Partners Variable Portfolios II      V

The Fund was formerly known as Greenwich Street Series Fund — Capital and Income Portfolio.

Performance Update

For the six months ended June 30, 2006, the Fund returned 2.35%. The Fund underperformed its unmanaged benchmark, the S&P 500 Index, which returned 2.71% for the same period. The Lipper Variable Multi-Cap Core Funds Category Average[7] increased 3.18% over the same time frame.
Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
July 28, 2006

[7]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 189 funds in the Fund’s Lipper category.
VI     Legg Mason Partners Variable Portfolios II

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Legg Mason Partners Variable Appreciation Portfolio
RISKS: The portfolio may invest in small-and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance. Please see the Fund’s prospectus for more information on these and other risks.
Legg Mason Partners Variable Fundamental Value Portfolio
RISKS: The portfolio may invest in small-and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Please see the Fund’s prospectus for more information on these and other risks.
Legg Mason Partners Variable Capital and Income Portfolio
RISKS: The portfolio may invest in small-and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may engage in short sales. Losses from short sales may be unlimited. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Junk bonds are speculative and their issuers may have diminished capacity to pay principal and interest. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
Legg Mason Partners Variable Portfolios II      VII

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Fund at a Glance (unaudited)
Legg Mason Partners Variable Appreciation Portfolio

Investment Breakdown
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      1

Fund at a Glance (unaudited) (continued)
Legg Mason Partners Variable Fundamental Value Portfolio

Investment Breakdown
2     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Fund at a Glance (unaudited) (continued)
Legg Mason Partners Variable Capital and Income Portfolio

Investment Breakdown
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      3

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Legg Mason Partners Variable Appreciation Portfolio	3.57%	$1,000.00	$1,035.70	0.70%	$3.53

Legg Mason Partners Variable Fundamental Value Portfolio	4.22	1,000.00	1,042.20	0.76	3.85

Legg Mason Partners Variable Capital and Income Portfolio	2.35	1,000.00	1,023.50	0.86	4.31

(1)	For the six months ended June 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
4     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical
	Annualized	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return	Value	Value	Ratio	the Period(2)

Legg Mason Partners Variable Appreciation Portfolio	5.00%	$1,000.00	$1,021.32	0.70%	$3.51

Legg Mason Partners Variable Fundamental Value Portfolio	5.00	1,000.00	1,021.03	0.76	3.81

Legg Mason Partners Variable Capital and Income Portfolio	5.00	1,000.00	1,020.53	0.86	4.31

(1)	For the six months ended June 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 365.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      5

Schedules of Investments (June 30, 2006) (unaudited)
LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 97.1%
CONSUMER DISCRETIONARY — 7.8%
Diversified Consumer Services — 0.2%
148,000	ServiceMaster Co.	$1,528,840

Hotels, Restaurants & Leisure — 0.7%
104,000	Marcus Corp.	2,171,520
104,900	McDonald’s Corp.	3,524,640

	Total Hotels, Restaurants & Leisure	5,696,160

Internet & Catalog Retail — 0.7%
90,000	Amazon.com Inc.*	3,481,200
104,200	eBay Inc.*	3,052,018

	Total Internet & Catalog Retail	6,533,218

Media — 5.4%
45,078	CBS Corp., Class B Shares	1,219,360
122,200	Gannett Co. Inc.	6,834,646
7,300	Liberty Media Holding Corp. — Capital Group, Series A Shares*	611,521
36,500	Liberty Media Holding Corp. — Interactive Group, Series A Shares*	629,990
60,800	Meredith Corp.	3,012,032
411,200	Sirius Satellite Radio Inc.*	1,953,200
890,825	Time Warner Inc.	15,411,272
45,078	Viacom Inc., Class B Shares*	1,615,596
519,100	Walt Disney Co.	15,573,000

	Total Media	46,860,617

Specialty Retail — 0.8%
192,600	Home Depot Inc.	6,893,154

	TOTAL CONSUMER DISCRETIONARY	67,511,989

CONSUMER STAPLES — 12.4%
Beverages — 1.8%
259,880	PepsiCo Inc.	15,603,195

Food & Staples Retailing — 4.2%
153,000	Costco Wholesale Corp.	8,740,890
370,748	Wal-Mart Stores Inc.	17,858,931
210,400	Walgreen Co.	9,434,336

	Total Food & Staples Retailing	36,034,157

See Notes to Financial Statements.
6     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Food Products — 3.4%
172,170	Cadbury Schweppes PLC, Sponsored ADR	$6,683,640
92,000	Dean Foods Co.*	3,421,480
151,000	General Mills Inc.	7,800,660
65,600	H.J. Heinz Co.	2,704,032
31,100	Hershey Co.	1,712,677
160,875	Wm. Wrigley Jr. Co.	7,297,290

	Total Food Products	29,619,779

Household Products — 3.0%
152,400	Kimberly-Clark Corp.	9,403,080
295,530	Procter & Gamble Co.	16,431,468

	Total Household Products	25,834,548

	TOTAL CONSUMER STAPLES	107,091,679

ENERGY — 8.3%
Energy Equipment & Services — 1.3%
78,000	ENSCO International Inc.	3,589,560
46,600	National-Oilwell Varco Inc.*	2,950,712
76,800	Schlumberger Ltd.	5,000,448

	Total Energy Equipment & Services	11,540,720

Oil, Gas & Consumable Fuels — 7.0%
76,100	BP PLC, Sponsored ADR	5,297,321
177,940	Canadian Natural Resources Ltd.	9,854,317
105,400	Cimarex Energy Co.	4,532,200
252,164	EnCana Corp.	13,273,913
400,718	Exxon Mobil Corp.	24,584,049
29,850	Suncor Energy Inc.	2,418,149

	Total Oil, Gas & Consumable Fuels	59,959,949

	TOTAL ENERGY	71,500,669

EXCHANGE TRADED FUNDS — 1.2%
480,000	iShares MSCI Japan Index Fund	6,547,200
62,100	streetTRACKS Gold Trust*	3,802,383

	TOTAL EXCHANGE TRADED FUNDS	10,349,583

FINANCIALS — 17.6%
Capital Markets — 1.9%
151,000	Bank of New York Co. Inc.	4,862,200
19,500	Goldman Sachs Group Inc.	2,933,385
118,400	Merrill Lynch & Co. Inc.	8,235,904

	Total Capital Markets	16,031,489

Commercial Banks — 2.0%
252,200	Wells Fargo & Co.	16,917,576

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      7

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Consumer Finance — 0.9%
149,200	American Express Co.	$7,940,424

Diversified Financial Services — 2.2%
256,000	Bank of America Corp.	12,313,600
153,040	JPMorgan Chase & Co.	6,427,680

	Total Diversified Financial Services	18,741,280

Insurance — 8.3%
593	Berkshire Hathaway Inc., Class A Shares*	54,353,787
155,000	Marsh & McLennan Cos. Inc.	4,167,950
297,000	St. Paul Travelers Cos. Inc.	13,240,260

	Total Insurance	71,761,997

Real Estate Management & Development — 1.9%
326,100	Forest City Enterprises Inc., Class A Shares	16,275,651

Thrifts & Mortgage Finance — 0.4%
106,000	Brookline Bancorp Inc.	1,459,620
150,000	Hudson City Bancorp Inc.	1,999,500

	Total Thrifts & Mortgage Finance	3,459,120

	TOTAL FINANCIALS	151,127,537

HEALTH CARE — 7.0%
Biotechnology — 1.6%
133,850	Amgen Inc.*	8,731,036
44,700	Charles River Laboratories International, Inc.*	1,644,960
45,000	Genentech Inc.*	3,681,000

	Total Biotechnology	14,056,996

Health Care Equipment & Supplies — 0.9%
31,200	IDEXX Laboratories Inc.*	2,344,056
105,300	Medtronic Inc.	4,940,676

	Total Health Care Equipment & Supplies	7,284,732

Health Care Providers & Services — 0.5%
104,800	UnitedHealth Group Inc.	4,692,944

Pharmaceuticals — 4.0%
77,000	Bristol-Myers Squibb Co.	1,991,220
274,808	Johnson & Johnson	16,466,495
446,136	Pfizer Inc.	10,470,812
120,000	Wyeth	5,329,200

	Total Pharmaceuticals	34,257,727

	TOTAL HEALTH CARE	60,292,399

See Notes to Financial Statements.
8     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 20.7%
Aerospace & Defense — 3.9%
153,000	Honeywell International Inc.	$6,165,900
237,500	Raytheon Co.	10,585,375
267,700	United Technologies Corp.	16,977,534

	Total Aerospace & Defense	33,728,809

Air Freight & Logistics — 1.9%
193,500	United Parcel Service Inc., Class B Shares	15,930,855

Airlines — 0.6%
298,500	Southwest Airlines Co.	4,886,445

Building Products — 0.5%
150,000	Masco Corp.	4,446,000

Commercial Services & Supplies — 2.5%
153,500	Covanta Holding Corp.*	2,709,275
178,000	Pitney Bowes Inc.	7,351,400
326,400	Waste Management Inc.	11,711,232

	Total Commercial Services & Supplies	21,771,907

Electrical Equipment — 0.4%
181,000	American Power Conversion Corp.	3,527,690

Industrial Conglomerates — 9.8%
373,700	3M Co.	30,183,749
1,272,719	General Electric Co.	41,948,818
445,500	Tyco International Ltd.	12,251,250

	Total Industrial Conglomerates	84,383,817

Road & Rail — 1.1%
185,669	Florida East Coast Industries Inc.	9,716,059

	TOTAL INDUSTRIALS	178,391,582

INFORMATION TECHNOLOGY — 15.4%
Communications Equipment — 2.9%
1,055,000	3Com Corp.*	5,401,600
741,450	Cisco Systems Inc.*	14,480,518
151,000	Motorola Inc.	3,042,650
60,000	QUALCOMM Inc.	2,404,200

	Total Communications Equipment	25,328,968

Computers & Peripherals — 3.4%
817,500	EMC Corp.*	8,967,975
226,100	Hewlett-Packard Co.	7,162,848
170,550	International Business Machines Corp.	13,101,651

	Total Computers & Peripherals	29,232,474

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      9

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Internet Software & Services — 3.1%
13,400	Google Inc., Class A Shares*	$5,619,022
410,000	VeriSign Inc.*	9,499,700
341,500	Yahoo! Inc.*	11,269,500

	Total Internet Software & Services	26,388,222

IT Services — 1.5%
211,000	Automatic Data Processing Inc.	9,568,850
75,000	First Data Corp.	3,378,000

	Total IT Services	12,946,850

Semiconductors & Semiconductor Equipment — 0.9%
154,512	Freescale Semiconductor Inc., Class B Shares*	4,542,653
154,529	Intel Corp.	2,928,324

	Total Semiconductors & Semiconductor Equipment	7,470,977

Software — 3.6%
1,347,236	Microsoft Corp.	31,390,599

	TOTAL INFORMATION TECHNOLOGY	132,758,090

MATERIALS — 4.8%
Chemicals — 4.2%
30,000	Ashland Inc.	2,001,000
126,000	Cytec Industries Inc.	6,761,160
79,000	Dow Chemical Co.	3,083,370
223,000	E.I. du Pont de Nemours & Co.	9,276,800
138,000	Ecolab Inc.	5,600,040
140,800	PPG Industries Inc.	9,292,800

	Total Chemicals	36,015,170

Metals & Mining — 0.6%
151,700	Alcoa Inc.	4,909,012

	TOTAL MATERIALS	40,924,182

TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 0.1%
14,500	Verizon Communications Inc.	485,605

Wireless Telecommunication Services — 1.1%
148,000	ALLTEL Corp.	9,446,840

	TOTAL TELECOMMUNICATION SERVICES	9,932,445

UTILITIES — 0.7%
Electric Utilities — 0.7%
212,160	Duke Energy Corp.	6,231,139

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $666,261,089)	836,111,294

See Notes to Financial Statements.
10     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 3.1%
Repurchase Agreement — 3.1%
$26,721,000	Greenwich Capital Markets Inc. repurchase agreement dated 6/30/06, 4.500% due 7/3/06; Proceeds at maturity — $26,731,020; (Fully collateralized by various U.S. government agency obligations, 3.310% to 6.250% due 1/2/07 to 1/2/14; Market value — $27,260,103) (Cost — $26,721,000)	$26,721,000

	TOTAL INVESTMENTS — 100.2% (Cost — $692,982,089#)	862,832,294
	Liabilities in Excess of Other Assets — (0.2)%	(2,073,300)

	TOTAL NET ASSETS — 100.0%	$860,758,994

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      11

Schedules of Investments (June 30, 2006) (unaudited) (continued)
LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 91.3%
CONSUMER DISCRETIONARY — 13.1%
Auto Components — 0.7%
295,500	Lear Corp.	$6,563,055

Leisure Equipment & Products — 0.6%
290,600	Hasbro Inc.	5,262,766

Media — 9.9%
1,261,400	Interpublic Group of Cos. Inc..*	10,532,690
1,233,500	News Corp., Class B Shares	24,892,030
1,359,900	Pearson PLC	18,516,459
899,750	Time Warner Inc.	15,565,675
647,400	Walt Disney Co.	19,422,000

	Total Media	88,928,854

Specialty Retail — 1.9%
474,100	Home Depot Inc.	16,968,039

	TOTAL CONSUMER DISCRETIONARY	117,722,714

CONSUMER STAPLES — 6.7%
Beverages — 0.6%
73,200	Molson Coors Brewing Co., Class B Shares	4,968,816

Food & Staples Retailing — 3.0%
491,025	Safeway Inc.	12,766,650
301,400	Wal-Mart Stores Inc.	14,518,438

	Total Food & Staples Retailing	27,285,088

Food Products — 2.7%
289,900	Kraft Foods Inc., Class A Shares	8,957,910
263,250	Unilever PLC	5,918,071
400,140	Unilever PLC, Sponsored ADR	9,019,155

	Total Food Products	23,895,136

Household Products — 0.4%
57,100	Kimberly-Clark Corp.	3,523,070

	TOTAL CONSUMER STAPLES	59,672,110

ENERGY — 9.2%
Energy Equipment & Services — 3.2%
109,000	Baker Hughes Inc.	8,921,650
145,400	GlobalSantaFe Corp.	8,396,850
156,000	Halliburton Co.	11,576,760

	Total Energy Equipment & Services	28,895,260

See Notes to Financial Statements.
12     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Oil, Gas & Consumable Fuels — 6.0%
170,000	Anadarko Petroleum Corp.	$8,107,300
25,100	BP PLC, Sponsored ADR	1,747,211
102,800	Chevron Corp.	6,379,768
72,200	ConocoPhillips	4,731,266
111,300	Devon Energy Corp.	6,723,633
119,400	Exxon Mobil Corp.	7,325,190
187,700	Murphy Oil Corp.	10,484,922
367,290	Williams Cos. Inc.	8,579,894

	Total Oil, Gas & Consumable Fuels	54,079,184

	TOTAL ENERGY	82,974,444

FINANCIALS — 18.1%
Capital Markets — 3.6%
30,100	Franklin Resources Inc.	2,612,981
17,300	Goldman Sachs Group Inc.	2,602,439
266,000	Merrill Lynch & Co. Inc.	18,502,960
148,900	State Street Corp.	8,649,601

	Total Capital Markets	32,367,981

Commercial Banks — 1.8%
1,147	Mitsubishi UFJ Financial Group Inc.	16,027,248

Consumer Finance — 1.2%
201,700	American Express Co.	10,734,474

Diversified Financial Services — 4.6%
402,978	Bank of America Corp.	19,383,242
522,400	JPMorgan Chase & Co.	21,940,800

	Total Diversified Financial Services	41,324,042

Insurance — 3.7%
164,200	American International Group Inc.	9,696,010
273,400	Chubb Corp.	13,642,660
192,415	CNA Surety Corp.*	3,324,931
77,600	Hartford Financial Services Group Inc.	6,564,960

	Total Insurance	33,228,561

Thrifts & Mortgage Finance — 3.2%
144,100	MGIC Investment Corp.	9,366,500
423,600	PMI Group Inc.	18,884,088

	Total Thrifts & Mortgage Finance	28,250,588

	TOTAL FINANCIALS	161,932,894

HEALTH CARE — 12.5%
Biotechnology — 0.5%
70,700	Amgen Inc.*	4,611,761

Health Care Equipment & Supplies — 0.1%
9,400	Medtronic Inc.	441,048

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      13

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Life Sciences Tools & Services — 0.6%
346,896	Enzo Biochem Inc.*	$5,231,192

Pharmaceuticals — 11.3%
430,200	Abbott Laboratories	18,761,022
206,500	Bentley Pharmaceuticals Inc.*	2,263,240
163,800	Eli Lilly & Co.	9,053,226
232,900	GlaxoSmithKline PLC, Sponsored ADR	12,995,820
236,900	Johnson & Johnson	14,195,048
171,700	Novartis AG, Sponsored ADR	9,258,064
720,100	Pfizer Inc.	16,900,747
403,100	Wyeth	17,901,671

	Total Pharmaceuticals	101,328,838

	TOTAL HEALTH CARE	111,612,839

INDUSTRIALS — 9.2%
Aerospace & Defense — 5.0%
119,500	Boeing Co.	9,788,245
469,500	Honeywell International Inc.	18,920,850
366,600	Raytheon Co.	16,339,362

	Total Aerospace & Defense	45,048,457

Airlines — 1.4%
760,800	Southwest Airlines Co.	12,454,296

Electrical Equipment — 0.5%
50,000	Emerson Electric Co.	4,190,500

Machinery — 2.3%
208,700	Caterpillar Inc.	15,543,976
64,000	Deere & Co.	5,343,360

	Total Machinery	20,887,336

	TOTAL INDUSTRIALS	82,580,589

INFORMATION TECHNOLOGY — 14.8%
Communications Equipment — 4.3%
1,016,000	Cisco Systems Inc.*	19,842,480
481,000	Motorola Inc.	9,692,150
440,700	Nokia Oyj, Sponsored ADR	8,928,582

	Total Communications Equipment	38,463,212

Computers & Peripherals — 1.5%
143,400	International Business Machines Corp.	11,015,988
45,900	Lexmark International Inc., Class A Shares*	2,562,597

	Total Computers & Peripherals	13,578,585

Electronic Equipment & Instruments — 1.0%
286,700	Agilent Technologies Inc.*	9,048,252
60,000	International DisplayWorks Inc.*	312,000

	Total Electronic Equipment & Instruments	9,360,252

See Notes to Financial Statements.
14     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Internet Software & Services — 1.0%
199,700	eBay Inc.*	$5,849,213
101,800	VeriSign Inc.*	2,358,706
27,700	Yahoo! Inc.*	914,100

	Total Internet Software & Services	9,122,019

Semiconductors & Semiconductor Equipment — 5.4%
548,400	Applied Materials Inc.	8,927,952
122,900	Intel Corp.	2,328,955
270,100	Novellus Systems Inc.*	6,671,470
33,300	Samsung Electronics Co., Ltd., GDR (a)	10,464,525
1,197,284	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	10,991,068
287,600	Texas Instruments Inc.	8,711,404

	Total Semiconductors & Semiconductor Equipment	48,095,374

Software — 1.6%
617,800	Microsoft Corp.	14,394,740
179,100	Wave Systems Corp., Class A*	119,997

	Total Software	14,514,737

	TOTAL INFORMATION TECHNOLOGY	133,134,179

MATERIALS — 5.8%
Chemicals — 2.6%
236,400	Dow Chemical Co.	9,226,692
338,500	E.I. du Pont de Nemours & Co.	14,081,600

	Total Chemicals	23,308,292

Metals & Mining — 2.1%
358,000	Alcoa Inc.	11,584,880
126,000	RTI International Metals Inc.*	7,035,840
249,100	WGI Heavy Minerals Inc.*	201,067

	Total Metals & Mining	18,821,787

Paper & Forest Products — 1.1%
164,500	Weyerhaeuser Co.	10,240,125

	TOTAL MATERIALS	52,370,204

TELECOMMUNICATION SERVICES — 1.9%
Wireless Telecommunication Services — 1.9%
41,400	Sprint Nextel Corp.	827,586
773,900	Vodafone Group PLC, Sponsored ADR	16,484,070

	TOTAL TELECOMMUNICATION SERVICES	17,311,656

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $665,974,802)	819,311,629

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      15

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 8.7%
Repurchase Agreement — 8.7%
$77,561,000	Interest in $331,346,000 joint tri-party repurchase agreement dated 6/30/06 with Greenwich Capital Markets Inc., 5.200% due 7/3/06; Proceeds at maturity — $77,594,610; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.331% due 9/1/24 to 5/1/38; Market value — $79,112,439) (Cost — $77,561,000)	$77,561,000

	TOTAL INVESTMENTS — 100.0% (Cost — $743,535,802#)	896,872,629
	Other Assets in Excess of Liabilities — 0.0%	225,579

	TOTAL NET ASSETS — 100.0%	$897,098,208

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
See Notes to Financial Statements.
16     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)
LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 43.0%
CONSUMER DISCRETIONARY — 5.3%
Hotels, Restaurants & Leisure — 0.9%
400	Ctrip.com International Ltd., ADR	$20,420
14,700	McDonald’s Corp. (a)	493,920
1,500	OSI Restaurant Partners Inc.	51,900

	Total Hotels, Restaurants & Leisure	566,240

Household Durables — 0.8%
4,000	Fortune Brands Inc.	284,040
6,700	Newell Rubbermaid Inc.	173,061
3,700	Toll Brothers Inc.*	94,609

	Total Household Durables	551,710

Leisure Equipment & Products — 0.0%
1,300	Marvel Entertainment Inc.*	26,000

Media — 2.4%
700	Cablevision Systems Corp., New York Group, Class A Shares	15,015
2,000	Clear Channel Communications Inc.	61,900
9,000	EchoStar Communications Corp., Class A Shares*	277,290
7,600	Interpublic Group of Cos. Inc.*	63,460
2,953	Liberty Global Inc., Series A Shares*	63,490
9,163	Liberty Global Inc., Series C Shares*	188,483
620	Liberty Media Holding Corp. — Capital Group, Series A Shares*	51,937
1,100	Liberty Media Holding Corp. — Interactive Group, Series A Shares*	18,986
13,900	News Corp., Class B Shares	280,502
7,005	NTL Inc.	174,424
1,800	R.H. Donnelley Corp.*	97,326
3,000	Regal Entertainment Group, Class A Shares	60,960
14,300	SES Global SA, FDR	203,747
2,700	Time Warner Inc.	46,710

	Total Media	1,604,230

Specialty Retail — 1.2%
4,900	Bed Bath & Beyond Inc.*	162,533
13,800	Home Depot Inc.	493,902
7,500	Urban Outfitters Inc.*	131,175

	Total Specialty Retail	787,610

	TOTAL CONSUMER DISCRETIONARY	3,535,790

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      17

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

CONSUMER STAPLES — 3.6%
Food & Staples Retailing — 1.5%
13,200	Kroger Co.	$288,552
8,200	Sysco Corp.	250,592
9,800	Wal-Mart Stores Inc.	472,066

	Total Food & Staples Retailing	1,011,210

Food Products — 0.7%
2,500	Kellogg Co.	121,075
5,600	McCormick & Co. Inc., Non Voting Shares	187,880
2,000	Wm. Wrigley Jr. Co.	90,720
500	Wm. Wrigley Jr. Co., Class B Shares	22,650

	Total Food Products	422,325

Household Products — 0.7%
4,200	Kimberly-Clark Corp.	259,140
4,087	Procter & Gamble Co.	227,237

	Total Household Products	486,377

Tobacco — 0.7%
6,200	Altria Group Inc.	455,266

	TOTAL CONSUMER STAPLES	2,375,178

ENERGY — 5.5%
Energy Equipment & Services — 2.5%
5,300	Cameron International Corp.*	253,181
2,600	Diamond Offshore Drilling Inc.	218,218
7,350	ENSCO International Inc.	338,247
1,800	GlobalSantaFe Corp.	103,950
3,000	Halliburton Co.	222,630
1,500	National-Oilwell Varco Inc.*	94,980
10,000	Pride International Inc.*	312,300
3,000	Rowan Cos. Inc.	106,770

	Total Energy Equipment & Services	1,650,276

Oil, Gas & Consumable Fuels — 3.0%
1,900	ConocoPhillips	124,507
4,300	Marathon Oil Corp.	358,190
4,800	Nexen Inc.	271,392
12,000	OPTI Canada Inc.*	245,920
2,000	Suncor Energy Inc.	162,020
10,100	Total SA, Sponsored ADR (a)	661,752
5,900	Williams Cos. Inc.	137,824

	Total Oil, Gas & Consumable Fuels	1,961,605

	TOTAL ENERGY	3,611,881

See Notes to Financial Statements.
18     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 11.5%
Capital Markets — 0.5%
350	Goldman Sachs Group Inc.	$52,650
700	Lehman Brothers Holdings Inc.	45,605
2,935	Merrill Lynch & Co. Inc.	204,159

	Total Capital Markets	302,414

Commercial Banks — 0.6%
6,050	Wells Fargo & Co.	405,834

Consumer Finance — 1.8%
9,150	American Express Co. (a)	486,963
7,902	Capital One Financial Corp. (a)(b)	675,226

	Total Consumer Finance	1,162,189

Diversified Financial Services — 0.6%
4,100	Bank of America Corp.	197,210
4,860	JPMorgan Chase & Co.	204,120

	Total Diversified Financial Services	401,330

Insurance — 1.7%
3,530	AFLAC Inc.	163,616
30	Berkshire Hathaway Inc., Class B Shares*	91,290
6,700	Chubb Corp.	334,330
14,260	Marsh & McLennan Cos. Inc.	383,451
3,860	St. Paul Travelers Cos. Inc.	172,079

	Total Insurance	1,144,766

Real Estate Investment Trusts (REITs) — 5.0%
1,200	Alexandria Real Estate Equities Inc.	106,416
4,200	AMB Property Corp.	212,310
2,200	Archstone-Smith Trust	111,914
1,500	Avalonbay Communities Inc.	165,930
2,300	BioMed Realty Trust Inc.	68,862
1,200	Boston Properties Inc.	108,480
600	BRE Properties Inc., Class A Shares	33,000
800	Developers Diversified Realty Corp.	41,744
1,300	Duke Realty Corp.	45,695
2,800	Equity Office Properties Trust	102,228
3,200	Equity Residential	143,136
1,900	Federal Realty Investment Trust	133,000
4,200	General Growth Properties Inc.	189,252
600	Global Signal Inc.	27,792
1,500	Gramercy Capital Corp.	38,850
500	Heritage Property Investment Trust	17,460
1,900	Highwoods Properties Inc.	68,742
8,651	Host Marriott Corp.	189,197
2,000	iStar Financial Inc.	75,500
1,700	Kimco Realty Corp.	62,033
440	Macerich Co.	30,888
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      19

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 5.0% (continued)
440	Pan Pacific Retail Properties Inc.	$30,523
6,100	ProLogis	317,932
2,400	PS Business Parks Inc.	141,600
1,300	Public Storage Inc.	98,670
1,300	Reckson Associates Realty Corp.	53,794
3,300	Republic Property Trust	32,604
2,500	Simon Property Group Inc.	207,350
2,300	SL Green Realty Corp.	251,781
1,900	Vornado Realty Trust	185,345

	Total Real Estate Investment Trusts (REITs)	3,292,028

Thrifts & Mortgage Finance — 1.3%
5,800	Freddie Mac	330,658
5,760	Golden West Financial Corp.	427,392
10,200	Hudson City Bancorp Inc.	135,966

	Total Thrifts & Mortgage Finance	894,016

	TOTAL FINANCIALS	7,602,577

HEALTH CARE — 5.1%
Biotechnology — 1.1%
4,400	Amgen Inc.*	287,012
2,100	CV Therapeutics Inc.*	29,337
4,200	Cytori Therapeutics Inc.*	30,198
700	Genentech Inc.*	57,260
1,500	Genzyme Corp.*	91,575
2,100	InterMune Inc.*	34,545
1,300	Invitrogen Corp.*	85,891
2,500	PDL BioPharma Inc.*	46,025
1,484	Vertex Pharmaceuticals Inc.*	54,478

	Total Biotechnology	716,321

Health Care Equipment & Supplies — 0.4%
6,900	Boston Scientific Corp.*	116,196
2,000	Cooper Cos. Inc.	88,580
2,500	DJ Orthopedics Inc.*	92,075

	Total Health Care Equipment & Supplies	296,851

Health Care Providers & Services — 1.3%
600	Aetna Inc.	23,958
1,700	Coventry Health Care Inc.*	93,398
2,500	DaVita Inc.*	124,250
3,000	Omnicare Inc.	142,260
2,870	UnitedHealth Group Inc.	128,518
5,100	WellPoint Inc.*	371,127

	Total Health Care Providers & Services	883,511

See Notes to Financial Statements.
20     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Pharmaceuticals — 2.3%
6,000	Abbott Laboratories	$261,660
1,100	GlaxoSmithKline PLC, Sponsored ADR	61,380
3,000	Kos Pharmaceuticals Inc.*	112,860
4,600	Novartis AG, Sponsored ADR	248,032
4,600	Pfizer Inc.	107,962
900	Sanofi-Aventis	87,750
3,500	Sanofi-Aventis, ADR	170,450
8,500	Schering-Plough Corp.	161,755
1,400	Sepracor Inc.*	79,996
1,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	31,590
3,900	Wyeth	173,199

	Total Pharmaceuticals	1,496,634

	TOTAL HEALTH CARE	3,393,317

INDUSTRIALS — 3.2%
Aerospace & Defense — 1.3%
8,000	Boeing Co. (a)	655,280
5,500	Raytheon Co.	245,135

	Total Aerospace & Defense	900,415

Building Products — 0.2%
4,700	Masco Corp.	139,308

Commercial Services & Supplies — 0.1%
1,200	Avery Dennison Corp.	69,672
800	IHS Inc., Class A Shares*	23,704

	Total Commercial Services & Supplies	93,376

Industrial Conglomerates — 0.9%
17,500	General Electric Co. (a)(b)	576,800

Machinery — 0.6%
1,700	Deere & Co.	141,933
3,400	Parker Hannifin Corp.	263,840

	Total Machinery	405,773

Trading Companies & Distributors — 0.1%
800	MSC Industrial Direct Co. Inc., Class A Shares	38,056

	TOTAL INDUSTRIALS	2,153,728

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      21

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

INFORMATION TECHNOLOGY — 4.2%
Communications Equipment — 1.2%
6,858	ADC Telecommunications Inc.*	$115,626
9,500	Cisco Systems Inc.*	185,535
8,800	Comverse Technology Inc.*	173,976
10,900	Juniper Networks Inc.*	174,291
1,700	MasTec Inc.*	22,457
6,100	Nokia Oyj, Sponsored ADR	123,586

	Total Communications Equipment	795,471

Computers & Peripherals — 0.3%
57,400	Sun Microsystems Inc.*	238,210

Electronic Equipment & Instruments — 0.0%
200	Dolby Laboratories Inc., Class A Shares*	4,660

Internet Software & Services — 0.7%
7,400	Digitas Inc.*	85,988
3,200	Jupitermedia Corp.*	41,600
1,900	Openwave Systems Inc.*	21,926
5,500	RealNetworks Inc.*	58,850
4,800	SINA Corp.*	119,904
5,000	Sohu.com Inc.*	128,950

	Total Internet Software & Services	457,218

IT Services — 0.4%
4,000	MasterCard Inc., Class A*	192,000
1,800	Wright Express Corp.*	51,732

	Total IT Services	243,732

Semiconductors & Semiconductor Equipment — 0.3%
4,620	Advanced Micro Devices Inc.*	112,820
3,300	ASML Holding NV, NY Registered Shares*	66,726

	Total Semiconductors & Semiconductor Equipment	179,546

Software — 1.3%
10,500	Adobe Systems Inc.*	318,780
22,200	Microsoft Corp. (a)	517,260

	Total Software	836,040

	TOTAL INFORMATION TECHNOLOGY	2,754,877

MATERIALS — 1.2%
Chemicals — 0.7%
5,000	Air Products & Chemicals Inc.	319,600
57	Arkema, Sponsored ADR*	2,224
4,100	E.I. du Pont de Nemours & Co.	170,560

	Total Chemicals	492,384

See Notes to Financial Statements.
22     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Metals & Mining — 0.5%
5,100	Barrick Gold Corp.	$150,960
6,100	Compass Minerals International Inc.	152,195

	Total Metals & Mining	303,155

	TOTAL MATERIALS	795,539

TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 0.5%
3,400	Citizens Communications Co.	44,370
4,432	Embarq Corp.*	181,668
2,600	PanAmSat Holding Corp.	64,948
3,700	Time Warner Telecom Inc., Class A Shares*	54,945

	Total Diversified Telecommunication Services	345,931

Wireless Telecommunication Services — 1.5%
7,400	ALLTEL Corp. (a)	472,342
2,245	American Tower Corp., Class A Shares*	69,864
10,000	Dobson Communications Corp., Class A Shares*	77,300
16,943	Sprint Nextel Corp.	338,691
2,043	WiderThan Co., Ltd., ADR*	21,022

	Total Wireless Telecommunication Services	979,219

	TOTAL TELECOMMUNICATION SERVICES	1,325,150

UTILITIES — 1.4%
Electric Utilities — 0.3%
2,000	Entergy Corp.	141,500
1,850	ITC Holdings Corp.	49,173

	Total Electric Utilities	190,673

Independent Power Producers & Energy Traders — 0.5%
6,200	Mirant Corp.*	166,160
1,400	NRG Energy Inc.*	67,452
2,100	TXU Corp.	125,559

	Total Independent Power Producers & Energy Traders	359,171

Multi-Utilities — 0.6%
8,700	Sempra Energy	395,676

	TOTAL UTILITIES	945,520

	TOTAL COMMON STOCKS (Cost — $27,071,280)	28,493,557

CONVERTIBLE PREFERRED STOCKS — 0.8%
CONSUMER DISCRETIONARY — 0.3%
Hotels, Restaurants & Leisure — 0.3%
9,500	Six Flags Inc., 7.250%	205,200

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      23

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

ENERGY — 0.1%
Energy Equipment & Services — 0.1%
1,150	Hanover Compressor Capital Trust, 7.250% due 12/15/29	$64,687

FINANCIALS — 0.4%
Real Estate Investment Trusts (REITs) — 0.2%
1,500	Simon Property Group Inc., 6.000% due 12/31/49	102,750

Thrifts & Mortgage Finance — 0.2%
3,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	136,500

	TOTAL FINANCIALS	239,250

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $502,667)	509,137

PREFERRED STOCKS — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
33	Chesapeake Energy Corp., 6.250%	8,568

	TOTAL PREFERRED STOCKS (Cost — $8,250)	8,568

Face
Amount	Rating‡

ASSET-BACKED SECURITIES(c) — 1.1%
Home Equity — 1.1%
$253,633	A+	Bear Stearns Asset-Backed Securities Inc., Series 2005-AC4, Class M2, 5.993% due 7/25/35	254,520
157,232	A	Option One Mortgage Loan Trust, Series 2002-4, Class M2, 7.018% due 7/25/32	157,463
250,000	A-	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.223% due 3/25/34	252,940
99,669	Aaa(d)	SACO I Trust, Series 2005-2, Class A, 5.523% due 4/25/35 (e)	99,716

		TOTAL ASSET-BACKED SECURITIES(Cost — $765,605)	764,639

COLLATERALIZED MORTGAGE OBLIGATION — 0.3%
200,000	AAA	Washington Mutual Inc., Series 2006-AR6, Class 2A1, 5.997% due 8/25/36 (c) (Cost — $199,697)	199,687

CONVERTIBLE BONDS & NOTES — 9.3%
Airlines — 0.4%
100,000	CCC+	Continental Airlines Inc., Series B, 4.500% due 2/1/07	99,250
200,000	B-	JetBlue Airways Corp., 3.500% due 7/15/33	179,750

		Total Airlines	279,000

See Notes to Financial Statements.
24     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Biotechnology — 4.2%
		BioMarin Pharmaceuticals Inc.:
$150,000	CCC	2.500% due 3/29/13	$166,125
450,000	CCC	Subordinated Notes, 3.500% due 6/15/08 (a)	478,125
400,000	NR	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	385,500
150,000	BBB	Genzyme Corp., Senior Notes, 1.250% due 12/1/23	156,562
500,000	NR	Incyte Corp., 3.500% due 2/15/11	385,625
400,000	NR	InterMune Inc., 0.250% due 3/1/11	357,500
30,000	NR	Invitrogen Corp., Senior Notes, 1.500% due 2/15/24	25,275
250,000	NR	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	233,750
300,000	NR	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	255,750
475,000	NR	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	316,469

		Total Biotechnology	2,760,681

Communications Equipment — 0.9%
400,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08	384,500
150,000	NR	SafeNet Inc., 2.500% due 12/15/10 (e)	130,875
100,000	NR	UTStarcom Inc., 0.875% due 3/1/08	85,875

		Total Communications Equipment	601,250

Diversified Telecommunication Services — 0.7%
150,000	CCC-	Level 3 Communications Inc., Subordinated Notes, 6.000% due 3/15/10	125,063
350,000	CCC	Logix Communications Enterprises, 1.500% due 10/1/25	350,437

		Total Diversified Telecommunication Services	475,500

Electrical Equipment — 0.3%
250,000	CCC+	GrafTech International Ltd, Senior Debentures, 1.625% due 1/15/24	180,625

Life Sciences Tools & Services — 0.3%
200,000	B-	SFBC International Inc., Senior Notes, 2.250% due 8/15/24	170,750

Media — 0.9%
		Charter Communications Inc., Senior Notes, Class A Shares:
308,000	CCC-	5.875% due 11/16/09	229,845
92,000	CCC-	5.875% due 11/16/09 (e)	68,655
220,000	BB+	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (f)	136,400
150,000	NR	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	150,000

		Total Media	584,900

Real Estate Investment Trusts (REITs) — 0.5%
250,000	BB	Host Marriott LP, 3.250% due 4/15/24 (e)	332,500

Semiconductors & Semiconductor Equipment — 0.0%
25,000	CCC	Amkor Technology Inc., 2.500% due 5/15/11	23,156

Software — 0.6%
130,000	NR	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07	129,838
250,000	NR	Mentor Graphics Corp., 6.250% due 3/1/26 (e)	273,750

		Total Software	403,588

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      25

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Specialty Retail — 0.5%
$400,000	B-	Pier 1 Imports Inc., 6.375% due 2/15/36 (e)	$366,500

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $6,199,948)	6,178,450

CORPORATE BONDS & NOTES — 18.1%
Aerospace & Defense — 0.0%
15,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	14,475

Airlines — 0.1%
30,000	B	Continental Airlines Inc., Pass-Through Certificates, Series 2001-2, Class D, 7.568% due 12/1/06	29,943

Auto Components — 0.1%
20,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	19,000
45,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	42,300

		Total Auto Components	61,300

Beverages — 0.3%
100,000	A+	Anheuser-Busch Cos. Inc., 9.000% due 12/1/09	110,299
100,000	A	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09	101,526

		Total Beverages	211,825

Biotechnology — 0.0%
5,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (e)	4,800

Building Products — 0.1%
40,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	40,000
10,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	10,612
40,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	38,900

		Total Building Products	89,512

Capital Markets — 0.0%
10,000	B+	E*TRADE Financial Corp., Senior Notes, 7.875% due 12/1/15	10,300

Chemicals — 0.2%
45,000	A-	Monsanto Co., Notes, 4.000% due 5/15/08	43,653
75,000	BBB+	Potash Corp. of Saskatchewan, 7.125% due 6/15/07	75,857

		Total Chemicals	119,510

Commercial Services & Supplies — 0.1%
10,000	B-	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	10,625
45,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (e)	46,238

		Total Commercial Services & Supplies	56,863

Computers & Peripherals — 0.1%
55,000	B-	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15 (e)	57,131

See Notes to Financial Statements.
26     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Construction Materials — 0.0%
$30,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.002% due 3/1/14	$21,863

Consumer Finance — 1.0%
300,000	B+	Ford Motor Credit Co., Senior Notes, 5.800% due 1/12/09	274,225
400,000	BB	General Motors Acceptance Corp., Notes, 5.625% due 5/15/09	380,709

		Total Consumer Finance	654,934

Containers & Packaging — 0.2%
40,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	39,800
38,000	CCC+	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	35,815
20,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.750% due 11/15/12	20,925
15,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (e)	15,075

		Total Containers & Packaging	111,615

Diversified Consumer Services — 0.1%
65,000	B	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (e)	69,225

Diversified Financial Services — 10.9%
75,000	BBB+	Capital One Bank, Notes, 5.750% due 9/15/10	74,892
10,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (e)	9,500
		Citisteel USA Inc., Senior Secured Notes:
10,000	CCC+	12.480% due 9/1/10 (c)	10,375
10,000	NR	15.000% due 10/1/10 (e)(g)	10,000
125,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	118,962
15,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (e)	14,775
125,000	A+	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (e)	122,916
90,000	BBB-	Residential Capital Corp., Notes, 6.000% due 2/22/11	87,294
100,000	A+	Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	93,737
6,675,000	B+	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-1-2006, 7.548% due 5/1/16 (e)	6,552,654
103,000	AAA	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (e)	100,715
10,000	B-	UGS Corp., 10.000% due 6/1/12	10,800
25,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	25,062

		Total Diversified Financial Services	7,231,682

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      27

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Diversified Telecommunication Services — 0.3%
		Cincinnati Bell Inc.:
$5,000	B-	7.000% due 2/15/15	$4,738
20,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	19,800
25,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	25,437
20,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	21,050
		Intelsat Bermuda Ltd., Senior Notes:
30,000	B+	9.250% due 6/15/16 (e)	31,125
55,000	B	11.250% due 6/15/16 (e)	56,650
45,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	37,350

		Total Diversified Telecommunication Services	196,150

Electric Utilities — 0.0%
26,699	B+	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	28,051

Energy Equipment & Services — 0.1%
75,000	BBB+	Cameron International Corp., Senior Notes, 2.650% due 4/15/07	72,916
5,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	5,050

		Total Energy Equipment & Services	77,966

Food Products — 0.3%
125,000	A	Campbell Soup Co., Notes, 6.900% due 10/15/06	125,453
75,000	BBB+	Kellogg Co., Senior Notes, 2.875% due 6/1/08	71,289

		Total Food Products	196,742

Health Care Providers & Services — 0.3%
45,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	43,425
30,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	27,946
		Tenet Healthcare Corp., Senior Notes:
100,000	B	9.875% due 7/1/14	100,500
5,000	B	6.875% due 11/15/31	4,025

		Total Health Care Providers & Services	175,896

Hotels, Restaurants & Leisure — 0.3%
20,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	21,350
125,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	125,555
34,882	B+	MGM MIRAGE Inc., Senior Subordinated Notes, 9.375% due 2/15/10	36,888
5,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	5,287

		Total Hotels, Restaurants & Leisure	189,080

See Notes to Financial Statements.
28     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Household Durables — 0.3%
		Beazer Homes USA Inc., Senior Notes:
$5,000	BB	6.875% due 7/15/15	$4,575
10,000	BB	8.125% due 6/15/16 (e)	9,663
100,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08	98,102
		K Hovnanian Enterprises Inc.:
10,000	BB	6.250% due 1/15/16	8,725
50,000	BB	Senior Notes, 8.625% due 1/15/17	49,875
15,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes,
		9.000% due 11/1/11	15,337
5,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 7.856% due 9/1/12	4,075

		Total Household Durables	190,352

Household Products — 0.1%
77,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	62,948

Independent Power Producers & Energy Traders — 0.2%
20,000	B1(d)	Edison Mission Energy, Senior Notes, 7.750% due 6/15/16 (e)	19,750
90,000	B-	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	87,975

		Total Independent Power Producers & Energy Traders	107,725

Insurance — 0.5%
15,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	15,337
125,000	A	Genworth Financial Inc., Notes, 4.750% due 6/15/09	122,136
135,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	129,183
75,000	BBB+	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	74,693

		Total Insurance	341,349

Internet & Catalog Retail — 0.0%
15,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	14,850

Machinery — 0.2%
100,000	A	Caterpillar Inc., Senior Debentures, 7.250% due 9/15/09	104,923
36,000	B+	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	36,000

		Total Machinery	140,923

Media — 0.5%
25,000	B-	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (e)	25,250
		AMC Entertainment Inc.:
10,000	B-	Senior Note, Series B, 8.625% due 8/15/12	10,325
40,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	43,000
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes:
30,000	CCC-	9.625% due 11/15/09	23,250
20,000	CCC-	10.250% due 9/15/10	20,150
10,000	B+	CSC Holdings Inc., Senior Debentures, 7.625% due 7/15/18	9,950
15,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (e)	15,825
20,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	18,600
20,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	19,300
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      29

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Media — 0.5% (continued)
$10,000	B+	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (e)	$10,550
25,000	BB+	Rogers Cable Inc., Secured Notes, 5.500% due 3/15/14	22,312
40,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	40,800
50,000	CCC	XM Satellite Radio Inc., Senior Notes, 9.750% due 5/1/14 (e)	46,000

		Total Media	305,312

Metals & Mining — 0.1%
30,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (e)	33,000
20,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (e)	20,700

		Total Metals & Mining	53,700

Multiline Retail — 0.1%
35,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (e)	37,363

Oil, Gas & Consumable Fuels — 0.7%
25,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	25,500
100,000	A-	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	99,961
50,000	BB	Chesapeake Energy Corp., Senior Notes, 6.500% due 8/15/17	45,875
5,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15 (e)	4,913
20,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (e)	20,075
105,000	BB-	Northwest Pipelines Corp., Senior Notes, 7.000% due 6/15/16 (e)	104,869
20,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (e)	20,000
20,000	B+	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13 (e)	20,150
100,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	105,819
40,000	BBB+	XTO Energy Inc., 7.500% due 4/15/12	42,572

		Total Oil, Gas & Consumable Fuels	489,734

Paper & Forest Products — 0.1%
40,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	40,600
15,000	CCC+	NewPage Corp., Senior Subordinated Notes, 12.000% due 5/1/13	15,600

		Total Paper & Forest Products	56,200

Personal Products — 0.0%
10,000	B	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	10,400

Pharmaceuticals — 0.0%
30,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	28,538

Real Estate Investment Trusts (REITs) — 0.1%
15,000	BB	Host Marriott LP, Senior Notes, 6.750% due 6/1/16 (e)	14,381
75,000	BBB	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	73,076
5,000	BB+	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	4,819

		Total Real Estate Investment Trusts (REITs)	92,276

See Notes to Financial Statements.
30     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Real Estate Management & Development — 0.0%
$15,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	$13,950

Road & Rail — 0.2%
75,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	76,195
30,000	B-	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	32,100

		Total Road & Rail	108,295

Semiconductors & Semiconductor Equipment — 0.0%
35,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	29,225

Software — 0.1%
30,000	B-	UGS Capital Corp. II, Senior Notes, 10.380% due 6/1/11 (c)(e)(g)	29,850

Specialty Retail — 0.1%
15,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	14,063
20,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	18,800

		Total Specialty Retail	32,863

Thrifts & Mortgage Finance — 0.1%
100,000	BBB+	GreenPoint Financial Corp., Senior Notes, 3.200% due 6/6/08	95,306

Trading Companies & Distributors — 0.0%
20,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (e)	20,000

Wireless Telecommunication Services — 0.2%
25,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	25,844
75,000	A-	Sprint Capital Corp., Notes, 6.000% due 1/15/07	75,110

		Total Wireless Telecommunication Services	100,954

		TOTAL CORPORATE BONDS & NOTES (Cost — $12,104,647)	11,970,976

Face
Amount

MORTGAGE-BACKED SECURITIES — 6.1%
FHLMC — 2.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
331,027	5.126% due 6/1/35 (c)	325,014
967,228	Gold, 6.000% due 2/1/26-2/1/36	956,563

	TOTAL FHLMC	1,281,577

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      31

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Security	Value

FNMA — 4.1%
	Federal National Mortgage Association (FNMA):
$324,007	5.641% due 4/1/36 (c)	$325,141
1,500,000	5.000% due 7/13/36 (h)	1,402,500
1,000,000	6.500% due 7/13/36 (h)	1,005,312

	Total FNMA	2,732,953

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $4,043,239)	4,014,530

U.S. GOVERNMENT & AGENCY OBLIGATION — 0.4%
U.S. Government Obligations — 0.4%
275,000	U.S. Treasury Notes, 4.875% due 4/30/08 (Cost — $274,671)	273,593

Contracts

PURCHASED OPTION — 0.4%
90	S&P 500 Index, Put @ 1,275, expires 9/06 (Cost — $236,831)	238,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $51,406,835)	52,651,637

See Notes to Financial Statements.
32     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 23.6%
Repurchase Agreements — 23.6%
$10,471,000	Interest in $457,185,000 joint tri-party repurchase agreement dated 6/30/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.200% due 7/3/06; Proceeds at maturity — $10,475,537; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value — $10,680,433)	$10,471,000
5,114,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 6/30/06, 5.150% due 7/3/06; Proceeds at maturity — $5,116,195; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value — $5,217,691)	5,114,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $15,585,000)	15,585,000

	TOTAL INVESTMENTS — 103.1% (Cost — $66,991,835#)	68,236,637
	Liabilities in Excess of Other Assets — (3.1)%	(2,046,564)

	TOTAL NET ASSETS — 100.0%	$66,190,073

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts and purchased options.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.

(d)	Rating by Moody’s Investors Service.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Convertible bonds are exchangeable for common stock of Sprint Nextel Corp.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 34 for definitions of ratings.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      33

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.
Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.
34     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Statements of Assets and Liabilities (June 30, 2006) (unaudited)

	Legg Mason	Legg Mason	Legg Mason
	Partners Variable	Partners Variable	Partners Variable
	Appreciation	Fundamental	Capital and Income
	Portfolio	Value Portfolio	Portfolio

ASSETS:
Investments, at cost	$666,261,089	$665,974,802	$51,406,835
Repurchase agreements, at cost	26,721,000	77,561,000	15,585,000
Foreign currency, at cost	—	182,802	7,828

Investments, at value	$836,111,294	$819,311,629	$52,651,637
Repurchase agreements, at value	26,721,000	77,561,000	15,585,000
Foreign currency, at value	—	183,846	8,003
Cash	70	410	1,744
Dividends and interest receivable	693,859	1,464,443	356,310
Receivable for Fund shares sold	220,908	246,068	349,478
Receivable for securities sold	—	—	202,663
Principal paydown receivable	—	—	3,498

Total Assets	863,747,131	898,767,396	69,158,333

LIABILITIES:
Payable for securities purchased	1,297,886	—	2,881,674
Payable for Fund shares repurchased	1,118,519	1,051,630	1,760
Investment management fee payable	485,895	547,816	38,253
Trustees’ fees payable	4,371	1,958	124
Deferred compensation payable	3,946	3,495	61
Payable to broker — variation margin on open futures contracts	—	—	20,051
Accrued expenses	77,520	64,289	26,337

Total Liabilities	2,988,137	1,669,188	2,968,260

Total Net Assets	$860,758,994	$897,098,208	$66,190,073

NET ASSETS:
Par value (Note 4)	$34,337	$41,883	$6,086
Paid-in capital in excess of par value	668,468,154	720,274,838	64,144,027
Undistributed net investment income	5,359,984	6,441,777	778,172
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	17,046,339	17,001,839	(117,119)
Net unrealized appreciation on investments, futures contracts and foreign currencies	169,850,180	153,337,871	1,378,907

Total Net Assets	$860,758,994	$897,098,208	$66,190,073

Shares Outstanding	34,337,075	41,882,870	6,085,802

Net Asset Value	$25.07	$21.42	$10.88

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      35

Statements of Operations (For the six months ended June 30, 2006) (unaudited)

	Legg Mason	Legg Mason	Legg Mason
	Partners Variable	Partners Variable	Partners Variable
	Appreciation	Fundamental	Capital and
	Portfolio	Value Portfolio	Income Portfolio

INVESTMENT INCOME:
Dividends	$7,366,692	$7,740,421	$210,986
Interest	1,129,730	2,344,969	782,203
Less: Foreign taxes withheld	(13,545)	(186,984)	(4,196)

Total Investment Income	8,482,877	9,898,406	988,993

EXPENSES:
Investment management fee (Note 2)	3,075,423	3,409,543	186,123
Shareholder reports	23,443	14,673	3,646
Trustees’ fees	10,174	8,506	339
Audit and tax	9,813	11,960	11,230
Insurance	9,459	9,451	—
Custody fees	5,206	7,192	6,302
Legal fees	4,650	8,083	4,985
Transfer agent fees	359	59	268
Registration fees	—	—	940
Miscellaneous expenses	1,860	2,079	1,443

Total Expenses	3,140,387	3,471,546	215,276
Less: Fee waivers and/or expense reimbursements (Note 2)	(21,442)	(21,395)	(2,226)

Net Expenses	3,118,945	3,450,151	213,050

Net Investment Income	5,363,932	6,448,255	775,943

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	29,278,123	18,203,012	(100,884)
Futures contracts	602,052	—	—
Foreign currency transactions	(262)	(16,503)	184

Net Realized Gain (Loss)	29,879,913	18,186,509	(100,700)

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	(3,002,638)	13,342,705	(138,200)
Futures contracts	—	—	192,700
Foreign currencies	72	1,044	190

Change in Net Unrealized Appreciation/Depreciation	(3,002,566)	13,343,749	54,690

Net Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	26,877,347	31,530,258	(46,010)

Increase in Net Assets From Operations	$32,241,279	$37,978,513	$729,933

See Notes to Financial Statements.
36     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

Legg Mason Partners Variable Appreciation Portfolio	2006	2005

OPERATIONS:
Net investment income	$5,363,932	$7,561,463
Net realized gain	29,879,913	38,711,871
Change in net unrealized appreciation/depreciation	(3,002,566)	(9,280,692)

Increase in Net Assets From Operations	32,241,279	36,992,642

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(62,735)	(7,595,224)
Net realized gains	(742,124)	—

Decrease in Net Assets From Distributions to Shareholders	(804,859)	(7,595,224)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	18,917,398	77,910,897
Reinvestment of distributions	804,859	7,595,224
Cost of shares repurchased	(89,256,774)	(67,550,432)

Increase (Decrease) in Net Assets From Fund Share Transactions	(69,534,517)	17,955,689

Increase (Decrease) in Net Assets	(38,098,097)	47,353,107
NET ASSETS:
Beginning of period	898,857,091	851,503,984

End of period*	$860,758,994	$898,857,091

* Includes undistributed net investment income of:	$5,359,984	$58,787

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      37

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

Legg Mason Partners Variable Fundamental Value Portfolio	2006	2005

OPERATIONS:
Net investment income	$6,448,255	$8,523,386
Net realized gain	18,186,509	59,418,579
Change in net unrealized appreciation/depreciation	13,343,749	(26,608,718)

Increase in Net Assets From Operations	37,978,513	41,333,247

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(335,054)	(8,299,854)
Net realized gains	(2,981,424)	(52,154,309)

Decrease in Net Assets From Distributions to Shareholders	(3,316,478)	(60,454,163)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	18,577,409	26,682,851
Reinvestment of distributions	3,316,478	60,454,163
Cost of shares repurchased	(55,925,660)	(61,653,711)
Net assets of shares issued in connection with merger (Note 5)	—	4,395,485

Increase (Decrease) in Net Assets From Fund Share Transactions	(34,031,773)	29,878,788

Increase in Net Assets	630,262	10,757,872
NET ASSETS:
Beginning of period	896,467,946	885,710,074

End of period*	$897,098,208	$896,467,946

* Includes undistributed net investment income of:	$6,441,777	$328,576

See Notes to Financial Statements.
38     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

Legg Mason Partners Variable Capital and Income Portfolio	2006	2005†

OPERATIONS:
Net investment income	$775,943	$406,947
Net realized gain (loss)	(100,700)	348,150
Change in net unrealized appreciation/depreciation	54,690	1,324,217

Increase in Net Assets From Operations	729,933	2,079,314

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(406,230)
Net realized gains	—	(366,963)

Decrease in Net Assets From Distributions to Shareholders	—	(773,193)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	29,884,071	52,612,924
Reinvestment of distributions	—	773,193
Cost of shares repurchased	(401,833)	(18,714,336)

Increase in Net Assets From Fund Share Transactions	29,482,238	34,671,781

Increase in Net Assets	30,212,171	35,977,902
NET ASSETS:
Beginning of period	35,977,902	—

End of period**	$66,190,073	$35,977,902

* Includes undistributed net investment income of:	$778,172	$2,229

† The Fund commenced operations on May 3, 2005.
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      39

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Variable
Appreciation Portfolio	2006(1)		2005	2004	2003	2002(2)	2001(2)

Net Asset Value, Beginning of Period	$24.23		$23.43	$21.77	$17.58	$21.66	$22.81

Income (Loss) From Operations:
Net investment income	0.16		0.21	0.25	0.14	0.13	0.18
Net realized and unrealized gain (loss)	0.70		0.80	1.66	4.18	(3.92)	(1.09)

Total Income (Loss) From Operations	0.86		1.01	1.91	4.32	(3.79)	(0.91)

Less Distributions From:
Net investment income	(0.00	) (3)	(0.21)	(0.25)	(0.13)	(0.29)	(0.24)
Net realized gains	(0.02)		—	—	—	—	—

Total Distributions	(0.02)		(0.21)	(0.25)	(0.13)	(0.29)	(0.24)

Net Asset Value, End of Period	$25.07		$24.23	$23.43	$21.77	$17.58	$21.66

Total Return(4)	3.57%		4.29%	8.79%	24.56%	(17.53)%	(3.97)%

Net Assets, End of Period (millions)	$861		$899	$852	$730	$549	$638

Ratios to Average Net Assets:
Gross expenses	0.71	%(5)	0.72%	0.75%	0.77%	0.77%	0.77%
Net expenses	0.70	(5)(6)	0.72	0.75 (6)	0.77	0.77	0.77
Net investment income	1.21	(5)	0.86	1.14	0.73	0.67	0.83

Portfolio Turnover Rate	22%		51%	41%	41%	71%	59%

(1)	For the six months ended June 30, 2006 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.01 per share

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
40     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Variable
Fundamental Value Portfolio	2006(1)		2005	2004	2003	2002(2)	2001

Net Asset Value, Beginning of Period	$20.63		$21.10	$20.08	$14.56	$19.08	$22.55

Income (Loss) From Operations:
Net investment income	0.15		0.21	0.13	0.11	0.11	0.08
Net realized and unrealized gain (loss)	0.72		0.80	1.52	5.51	(4.16)	(1.22)

Total Income (Loss) From Operations	0.87		1.01	1.65	5.62	(4.05)	(1.14)

Less Distributions From:
Net investment income	(0.01)		(0.20)	(0.14)	(0.10)	(0.18)	(0.15)
Net realized gains	(0.07)		(1.28)	(0.49)	—	(0.29)	(2.18)

Total Distributions	(0.08)		(1.48)	(0.63)	(0.10)	(0.47)	(2.33)

Net Asset Value, End of Period	$21.42		$20.63	$21.10	$20.08	$14.56	$19.08

Total Return(3)	4.22%		4.78%	8.22%	38.64%	(21.30)%	(5.27)%

Net Assets, End of Period (millions)	$897		$896	$886	$734	$473	$473

Ratios to Average Net Assets:
Gross expenses	0.76	%(4)	0.78%	0.77%	0.77%	0.78%	0.77%
Net expenses	0.76	(4)(5)	0.78	0.77 (5)	0.77	0.78	0.77
Net investment income	1.42	(4)	0.97	0.68	0.71	0.68	0.64

Portfolio Turnover Rate	15%		34%	31%	18%	20%	32%

(1)	For the six months ended June 30, 2006 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      41

Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Variable Capital and Income Portfolio	2006(1)	2005(2)

Net Asset Value, Beginning of Period	$10.63	$10.00

Income From Operations:
Net investment income	0.13	0.13
Net realized and unrealized gain	0.12	0.74

Total Income From Operations	0.25	0.87

Less Distributions From:
Net investment income	—	(0.13)
Net realized gains	—	(0.11)

Total Distributions	—	(0.24)

Net Asset Value, End of Period	$10.88	$10.63

Total Return(3)	2.35%	8.66%

Net Assets, End of Period (000s)	$66,190	$35,978

Ratios to Average Net Assets:
Gross expenses(4)	0.87%	1.14%
Net expenses(4)(5)(6)	0.86	1.00
Net investment income(4)	3.13	2.35

Portfolio Turnover Rate	69%	187%

(1)	For the six months ended June 30, 2006 (unaudited).

(2)	For the period May 3, 2005 (inception date) to December 31, 2005.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Reflects fee waivers and/or expense reimbursements.

(6)	The manager has agreed through May 1, 2006 to waive a portion of its fees and/or reimburse expenses so that the Fund’s total operating expenses will not exceed 1.00% of the net assets.
See Notes to Financial Statements.
42     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Variable Appreciation Portfolio (“Appreciation Portfolio”), Legg Mason Partners Variable Fundamental Value Portfolio (“Fundamental Value Portfolio”) and Legg Mason Partners Variable Capital and Income Portfolio (“Capital and Income Portfolio”) (formerly known as Appreciation Portfolio, Fundamental Value Portfolio and Capital and Income Portfolio, respectively) (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios II (formerly known as Greenwich Street Series Fund) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Trust can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.
   The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      43

Notes to Financial Statements (unaudited) (continued)
   (c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.
   The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
   The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
   (e) Securities Traded on a To-Be-Announced Basis Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the
44     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
   (f) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (h) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (”REITs”) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the true tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs.
   (i) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
   (j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
For the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Funds. Under the investment management agreement, the Capital and Income Portfolio pays an investment management fee calculated daily and paid
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      45

Notes to Financial Statements (unaudited) (continued)
monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The Appreciation and Fundamental Value Portfolios pay an investment management fee which is calculated daily and paid monthly in accordance with the following breakpoint schedules:

Management
Average Daily Net Assets	Fee Rate

Appreciation Portfolio
Up to $250 million	0.750%
Next $250 million	0.700
Next $500 million	0.650
Next $1 billion	0.600
Next $1 billion	0.550
Over $3 billion	0.500

Fundamental Value Portfolio
Up to $1.5 billion	0.750%
Next $0.5 billion	0.700
Next $0.5 billion	0.650
Next $1 billion	0.600
Over $3.5 billion	0.500

   During the six months ended June 30, 2006, the Funds were reimbursed for expenses in the amount of $21,442, $21,395 and $2,226 for the Appreciation Portfolio, Fundamental Value Portfolio and Capital and Income Portfolio, respectively.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Funds.
   The Funds have adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statements of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. The Board of Trustees voted to discontinue offering the Plan to its members effective January 1, 2007. This change will have no effect on fees previously deferred.
   As of June 30, 2006, the Funds had accrued $3,946, $3,495 and $61 for the Appreciation Portfolio, Fundamental Value Portfolio and Capital and Income Portfolio, respectively, as deferred compensation payable under the Plan.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.
46     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments
During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

Appreciation Portfolio	$187,795,413	$218,647,011

Fundamental Value Portfolio	132,544,947	118,314,405

Capital and Income Portfolio	49,337,019	28,456,217

   At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Appreciation Portfolio	$178,469,006	$(8,618,801)	$169,850,205

Fundamental Value Portfolio	173,693,735	(20,356,908)	153,336,827

Capital and Income Portfolio	2,508,367	(1,263,565)	1,244,802

   At June 30, 2006, the Capital and Income Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
Contracts to Buy:	Contracts	Date	Value	Value	Gain

CME E-Mini S&P 500 Index	150	9/06	$9,461,587	$9,595,500	$133,913

   At June 30, 2006, the Capital and Income Portfolio held TBA securities with a total cost of $2,417,695.

4.	Shares of Beneficial Interest
At June 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      47

Notes to Financial Statements (unaudited) (continued)
   Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005

Appreciation Portfolio
Shares sold	757,316	3,298,780
Shares issued on reinvestment	32,758	311,627
Shares repurchased	(3,545,977)	(2,854,164)

Net Increase (Decrease)	(2,755,903)	756,243

Fundamental Value Portfolio
Shares sold	860,389	1,282,699
Shares issued on reinvestment	158,607	2,914,587
Shares repurchased	(2,597,581)	(2,920,843)
Shares issued in connection with merger (Note 5)	—	208,663

Net Increase (Decrease)	(1,578,585)	1,485,106

Capital and Income Portfolio*
Shares sold	2,736,819	5,070,274
Shares issued on reinvestment	—	72,600
Shares repurchased	(36,784)	(1,757,107)

Net Increase	2,700,035	3,385,767

*	The Fund Commenced operations on May 3, 2005.

5.	Transfer of Net Assets
On July 8, 2005, the Fundamental Value Portfolio acquired the assets and certain liabilities of the Greenwich Street Series Fund: Salomon Brothers Variable All Cap Value Fund, a separate series of the Trust, pursuant to a plan of reorganization approved by Greenwich Street Series Fund: Salomon Brothers Variable All Cap Value Fund shareholders on July 1, 2005. Total shares issued by the Fundamental Value Portfolio and the total net assets of the Greenwich Street Series Fund: Salomon Brothers Variable All Cap Value Fund and the Fundamental Value Portfolio on the date of the transfer were as follows:

Total Net Assets of the
Greenwich Street
	Shares Issued	Series Fund:	Total Net Assets
	by the	Salomon Brothers	of the
	Fundamental	Variable All Cap	Fundamental
Acquired Fund	Value Portfolio	Value Fund	Value Portfolio

Greenwich Street Series Fund: Salomon Brothers Variable All Cap Value Fund	208,663	$4,385,993	$881,695,745

   The total net assets of the Greenwich Street Series Fund: Salomon Brothers Variable All Cap Value Fund before acquisition included unrealized appreciation of $508,624, accumulated net realized loss of $1,168,602 and accumulated net investment loss of $2,448. Total net assets of the Fundamental Value Portfolio immediately after the transfer were $886,081,738. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
48     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Capital Loss Carryforward
As of December 31, 2005, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Appreciation Portfolio	Fundamental Value Portfolio

10/31/2009	—	$(766,672)
10/31/2010	$(1,677,098)	(191,668)
10/31/2011	(7,312,341)	—

	$(8,989,439)	$(958,340)

   These amounts, subject to various tax limitations, will be available to offset any future taxable capital gains.

7.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
   The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
   The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pur-
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      49

Notes to Financial Statements (unaudited) (continued)
suant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC based in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, the Funds’ investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.
* * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other
50     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

9.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Funds.

10.	Subsequent Events
The Funds’ Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Funds’ investment manager effective August 1, 2006. The Funds’ Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Appreciation Portfolio’s and Fundamental Value Portfolio’s subadviser, and CAM N.A.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      51

Notes to Financial Statements (unaudited) (continued)
and Western Asset Management Company (“Western Asset”) as Capital and Income Portfolio’s subadvisers, effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA, CAM N.A. and Western Asset are wholly-owned subsidiaries of Legg Mason.
   LMPFA will provide administrative and certain oversight services to the Funds. LMPFA will delegate to the subadvisers the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term instruments. The Funds’ investment management fee will remain unchanged. For its services, LMPFA will pay the subadvisers 70% of the net management fee that it receives from the Funds. This fee will be divided between the subadvisers, on a pro rata basis, based on the assets allocated to each subadviser, from time to time.
   Effective as of July 17, 2006, Robert Gendelman will manage the equity portion of the Capital and Income Portfolio’s assets and also serve as coordinating portfolio manager.
   The Board has also approved a reorganization pursuant to which the Capital and Income Portfolio’s assets would be acquired, and its liabilities assumed, by the Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Capital and Income Portfolio would then be liquidated, and shares of the Acquiring Fund would be distributed to Capital and Income Portfolio shareholders.
   Under the reorganization, Capital and Income Portfolio shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the Capital and Income Portfolio. It is anticipated that as a result of the reorganization, Capital and Income Portfolio shareholders would recognize no gain or loss for Federal income tax purposes. The reorganization is subject to the satisfaction of certain conditions, including approval by Capital and Income Portfolio shareholders.
   Proxy materials describing the reorganization are expected to be sent to Capital and Income Portfolio shareholders later in 2006. If Capital and Income Portfolio shareholders approve the reorganization, it is expected to occur during 2007.
   The Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, each Fund’s shareholders will be asked to elect a new Board, approve matters that will result in the Funds being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Funds as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.
   Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during 2007.
52     Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
11. Recent Accounting Pronouncement
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for these Funds will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.
Legg Mason Partners Variable Portfolios II 2006 Semi-Annual Report      53

Board Approval of Management and Subadvisory Agreements (unaudited)
At a meeting held in person on June 28, 2006, the Funds’ Board, including a majority of the Board Members who are not “interested persons” of the Funds or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved new management agreements (the “New Management Agreements”) between the Funds and the Manager. The Funds’ Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and each of CAM North America, LLC (“CAM N.A.”) and Western Asset Management Company (“Western Asset”)(each a “Subadviser”) (each a “New Subadvisory Agreement”). The New Management Agreements and the New Subadvisory Agreements replaced the Funds’ prior management agreements with Smith Barney Fund Management LLC (“SBFM”) and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s parent organization, Legg Mason. In approving the New Management Agreements and New Subadvisory Agreements, the Board, including the Independent Board Members, considered the factors discussed below, among other things.
   The Board noted that the Manager will provide administrative and certain oversight services to the Funds, and that the Manager will delegate to each of the Subadvisers the day-to-day portfolio management of the Funds. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Funds. The Board Members noted that the portfolio management team was expected to be the same as then managing the Funds.
   The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds by the Manager under the New Management Agreements and by the Subadvisers under the New Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreements and the New Subadvisory Agreements were acceptable.
   The Board Members also received and considered performance information for the Funds as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of
54     Legg Mason Partners Variable Portfolios II

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)
investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Funds to the funds included in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Funds’ performance against, among other things, its benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Funds, under the circumstances, supported approval of the New Management Agreements and New Subadvisory Agreements.
   The Board Members reviewed and considered the management fee that would be payable by the Funds to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager. Additionally, the Board Members received and considered information comparing the Funds’ management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadvisers. The Board Members noted that the Manager, and not the Funds, will pay the subadvisory fee to each Subadviser. The Board Members determined that the Funds’ management fee and the Funds’ subadvisory fees were reasonable in light of the nature, extent and quality of the services expected to be provided to the Funds under the New Management Agreements and the New Subadvisory Agreements.
   The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Funds, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Funds and other factors considered, they determined that the management fees were reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.
   In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Funds’ prior management agreements, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreements and the New Subadvisory Agreements.
   The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreements and the New Subadvisory Agreements were being entered into in connection with an internal reorganization within Legg Mason, that did
Legg Mason Partners Variable Portfolios II      55

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)
not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreements are substantially identical to those of the Funds’ previous management agreements except for the identity of the Manager, and that the initial term of the New Management Agreements (after which they will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreements.
   In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreements and the New Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreements and the New Subadvisory Agreements. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreements and the New Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.
56     Legg Mason Partners Variable Portfolios II

Legg Mason Partners
Variable Portfolios II

TRUSTEES
Dwight B. Crane Burt N. Dorsett R. Jay Gerken, CFA Chairman Elliot S. Jaffe Stephen E. Kaufman Cornelius C. Rose, Jr.

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISERS
CAM North America, LLC
Western Asset Management Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC, Inc. 4400 Computer Drive
Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of the owners of the Legg Mason Partners Variable Portfolios II – Legg Mason Partners Variable Appreciation Portfolio, Legg Mason Partners Variable Fundamental Value Portfolio and Legg Mason Partners Variable Capital and Income Portfolio and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD03435 8/06 SR06-102

Legg Mason Partners
Variable Portfolios II
Legg Mason Partners
  Variable Appreciation Portfolio

Legg Mason Partners
  Variable Fundamental   Value Portfolio

Legg Mason Partners
  Variable Capital and Income   Portfolio

The Funds are separate investment funds of the Legg Mason Partners Variable Portfolios II, a Massachusetts business trust.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices.com and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Trust’s former Greenwich Street Series Fund name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99. CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906 CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Portfolios II

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios II
Date: September 8, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios II
Date: September 8, 2006

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Portfolios II
Date: September 8, 2006